DEBT 2 (Details)		1 Months Ended					3 Months Ended			11 Months Ended	12 Months Ended
	Aug. 01, 2016	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	May 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Mar. 31, 2015 USD ($)	Nov. 30, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Sep. 30, 2015	Jan. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities					$ 908,116,000			$ 908,116,000			$ 1,058,418,000	$ 908,116,000
Reverse stock split	0.2
Percentage of debt guaranteed for joint venture					50.00%			50.00%			50.00%	50.00%
Minimum value covenant			100.00%
Minimum value increase, option one			125.00%
Minimum value increase, option two			135.00%
Repayment deferral period			4.25%
Free Projected Cash Anticipated, Loan Amendment											$ 25,000,000
Proceeds from Issuance of Debt									$ 391,717,000
Repayments deferred											40,500,000
Deferred charges					$ (5,797,000)			$ (5,797,000)			$ (5,350,000)	$ (5,797,000)	$ (3,534,000)
Number of Vessels Pledge as Collateral					40			40			45	40
Repayments of Debt				$ (4,200,000)							$ (22,219,000)	$ (244,338,000)
Number Of Capesize Newbuildings Delivered									5			2
Debt instrument commitment fee											(898,000)
Amortization of Debt Issuance Costs											1,345,000	$ 1,562,000	685,000
Deferred finance costs fully amortised												2,000,000
Number Of Facilities In Breach Of Covenants				2
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Value Per Tranche, Value 1												$ 30,000,000
Debt Instrument, Payment Term												20 years
Debt instrument, face amount			$ 420,000,000		$ 420,000,000			$ 420,000,000			420,000,000	$ 420,000,000
Number of Tranches, Value 1												14
Proceeds from Issuance of Debt					395,875,000			395,875,000			388,545,000	$ 395,875,000
Repayments deferred											15,500,000
Number of vessels financed												14
Debt Instrument, Periodic Payment											5,200,000
Repayments of Debt		$ (2,200,000)					$ (7,300,000)					$ (17,600,000)
Loan drawdowns							0					175,000,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Value Per Tranche, Value 2												32,500,000
Debt Instrument, Value Per Tranche, Value 1												$ 30,000,000
Number of Tranches, Value 2												2
Debt instrument, face amount			425,000,000		$ 425,000,000			$ 425,000,000			425,000,000	$ 425,000,000			$ 425,000,000
Number of Tranches, Value 1												12
Expected Proceeds From Issuance Of Debt			25.0
Minimum value covenant					70.00%			70.00%				70.00%		55.00%
Proceeds from Issuance of Debt					$ 26,885,000			$ 26,885,000			166,742,000	$ 26,885,000
Term loan facility, amount available, undrawn											200,000,000
Repayments deferred											7,600,000
Number of vessels financed												14
Repayments of Debt							(2,300,000)					$ (300,000)
Loan drawdowns											142,200,000	27,200,000
Debt Instrument, Quarterly Repayment to Principal Borrowed Ratio					1.5625%					1.25%
Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 761,739,000			761,739,000			886,468,000	761,739,000	363,500,000
Long-term Debt assumed upon the Merger									$ 426,602,000
Repayments of Debt											(17,471,000)	(244,338,000)
Loan drawdowns											142,200,000	215,975,000
Amortization of purchase price adjustment											0	$ 0
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Redemption percentage												90.00%
Debt Instrument, Payment Term												5 years
Debt instrument, face amount									200,000,000							$ 200,000,000
Proceeds from Issuance of Debt					167,815,000			167,815,000			177,300,000	$ 167,815,000	0
Long-term Debt assumed upon the Merger									161,200,000
Repayments of Debt											0	0
Loan drawdowns											0	0
Amortization of purchase price adjustment											9,485,000	6,615,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					928,496,000			928,496,000			1,058,418,000	928,496,000	359,966,000
Long-term Debt assumed upon the Merger									592,313,000
Loan drawdowns											142,200,000	215,975,000
Amortization of purchase price adjustment											9,494,000	6,843,000
$425M Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											425,000,000
Debt instrument commitment fee												(3,825,000)
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			284,000,000		284,000,000			284,000,000			284,000,000	284,000,000
Proceeds from Issuance of Debt					262,541,000			262,541,000			258,538,000	$ 262,541,000
Repayments deferred											12,000,000
Long-term Debt assumed upon the Merger									260,500,000
Number of vessels financed												19
Debt Instrument, Periodic Payment												$ 4,000,000
Repayments of Debt		$ (4,000,000)										(11,700,000)
Loan drawdowns							0					13,800,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																$ 4,800,000
Proceeds from Issuance of Debt					4,739,000			4,739,000			0	4,739,000	$ 0
Long-term Debt assumed upon the Merger									4,511,000
Repayments of Debt											(4,748,000)	0
Loan drawdowns											0	0
Amortization of purchase price adjustment											9,000	228,000
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			33,930,000		33,930,000			33,930,000				33,930,000
Proceeds from Issuance of Debt					28,841,000			28,841,000			28,275,000	$ 28,841,000
Repayments deferred											1,700,000
Long-term Debt assumed upon the Merger									30,500,000
Number of vessels financed | vessel												2
Debt Instrument, Periodic Payment												$ 600,000
Repayments of Debt											(600,000)	(1,700,000)
Loan drawdowns							0					0
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 82,500,000		82,500,000			82,500,000			82,500,000	82,500,000
Proceeds from Issuance of Debt					47,597,000			47,597,000			44,367,000	$ 47,597,000
Repayments deferred											3,700,000
Long-term Debt assumed upon the Merger									67,800,000
Number of vessels financed												6
Debt Instrument, Periodic Payment												$ 1,200,000
Repayments of Debt						$ (17,700,000)					$ (3,200,000)	(20,200,000)
Loan drawdowns							$ 0					0
$175M Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					175,000,000			175,000,000				175,000,000
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					201,000,000			201,000,000				$ 201,000,000
Long-term Debt assumed upon the Merger									45,400,000
Number of vessels financed												2
Repayments of Debt								(44,400,000)
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 23,800,000			23,800,000				$ 23,800,000
Long-term Debt assumed upon the Merger									$ 22,400,000
Number of vessels financed												1
Repayments of Debt								$ (22,100,000)
Panamax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					4			4			4	4
Panamax Vessels [Member] | Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					2			2			2	2
Panamax Vessels [Member] | Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					4			4			4	4
Capesize Newbuildings [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number Of Capesize Newbuildings Delivered												6
Capesize Newbuildings [Member] | Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Number Of Capesize Newbuildings Delivered											5	1
Capesize Vessels [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					14			14			14	14
Capesize Vessels [Member] | Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					1			1			6	1
Capesize Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					2			2			2	2
Supramax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral					5			5			5	5
Golden Opus Inc. [Member] | Senior Secured Term Loan Facility Of $22 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 22,000,000
Percentage of debt guaranteed for joint venture											50.00%
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt margin												2.75%